Note Employee benefits (Changes in level 3 assets measured at fair value) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 697,240
Fair value of plan assets at end of year	644,414	$ 697,240
Level 3
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,103	2,562
Actual return on plan assets	0	(459)
Purchases, sales, issuance, settlements, paydowns and maturities (net)	(10)	0
Fair value of plan assets at end of year	$ 2,093	$ 2,103